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                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for Quarter Ended: December 31, 1999

Check here if Amendment [ ]; Amendment Number: ______

This Amendment (Check only one.):              [ ] is a restatement.
                                               [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

         Name: Yellowstone Capital Management, Inc./NJ/
         Address: 44 Nassau Street, Suite 310, Princeton, NJ 08542

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

         Name:             N. Harrison Buck
                           Yellowstone Capital Management, Inc.
         Title:            President
         Phone:            (609) 924-8004
         Signature, Place, and Date of Signing:

/s/ N. Harrison Buck                Philadelphia, PA          February 11, 2000
--------------------                ----------------          -----------------
    Signature                          City, State                   Date


Report Type: (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:   None

Form 13F Information Table Entry Total:   59

Form 13F Information Table Entry Total:  $102,523
                                       (Thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is file, other than the manager filing this report.

                  None.


                 CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM
          THE PUBLIC FORM 13F AND FILED SEPARATELY WITH THE COMMISSION

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                           FORM 13F INFORMATION TABLE


                CONFIDENTIAL TREATMENT HAS BEEN REQUESTED FOR ALL
                            INFORMATION ON THIS PAGE

DATED AS OF DECEMBER 31, 1999

COLUMN 1                   COLUMN 2         COLUMN 3         COLUMN 4                  COLUMN 5
--------                   --------         --------         --------                  --------
                           TITLE OF                            VALUE       SHRS OR          SH/       PUT/
NAME OF ISSUER              CLASS            CUSIP           (x$1000)      PRN AMT          PRN       CALL
--------------              -----            -----           --------      -------          ---       ----



COLUMN 1                 COLUMN 6              COLUMN 7                   COLUMN 8
--------                 --------              --------                   --------
                        INVESTMENT               OTHER                VOTING AUTHORITY
NAME OF ISSUER          DISCRETION             MANAGERS          SOLE      SHARED      NONE
--------------          ----------             --------          ----      ------     -----


           THIS INFORMATION HAS BEEN OMITTED AND FILED SEPARATELY WITH
                     THE SECURITIES AND EXCHANGE COMMISSION

                           FORM 13F INFORMATION TABLE
               CONFIDENTIAL TREATMENT HAS BEEN REQUESTED FOR ALL
                            INFORMATION ON THIS PAGE




COLUMN 1                       COLUMN 2         COLUMN 3         COLUMN 4                  COLUMN 5
--------                       --------         --------         --------                  --------
                               TITLE OF                            VALUE        SHRS OR          SH/       PUT/
NAME OF ISSUER                  CLASS            CUSIP            (x$1000)      PRN AMT          PRN       CALL
--------------                  -----            -----            --------      -------          ---       ----


COLUMN 1                       COLUMN 6              COLUMN 7                   COLUMN 8
--------                       --------              --------                   --------
                              INVESTMENT               OTHER                VOTING AUTHORITY
NAME OF ISSUER                DISCRETION              MANAGERS          SOLE      SHARED      NONE
                              ----------              --------          ----      ------     -----



           THIS INFORMATION HAS BEEN OMITTED AND FILED SEPARATELY WITH
                     THE SECURITIES AND EXCHANGE COMMISSION

                           FORM 13F INFORMATION TABLE
               CONFIDENTIAL TREATMENT HAS BEEN REQUESTED FOR ALL
                            INFORMATION ON THIS PAGE




COLUMN 1                       COLUMN 2         COLUMN 3         COLUMN 4                  COLUMN 5
--------                       --------         --------         --------                  --------
                               TITLE OF                           VALUE        SHRS OR          SH/       PUT/
NAME OF ISSUER                  CLASS            CUSIP           (x$1000)      PRN AMT          PRN       CALL
--------------                  -----            -----          --------       -------          ---       ----


COLUMN 1                       COLUMN 6              COLUMN 7                   COLUMN 8
--------                       --------              --------                   --------
                               INVESTMENT              OTHER                 VOTING AUTHORITY
NAME OF ISSUER                 DISCRETION             MANAGERS          SOLE      SHARED      NONE
--------------                 ----------             --------          ----      ------     -----




           THIS INFORMATION HAS BEEN OMITTED AND FILED SEPARATELY WITH
                     THE SECURITIES AND EXCHANGE COMMISSION

                           FORM 13F INFORMATION TABLE
               CONFIDENTIAL TREATMENT HAS BEEN REQUESTED FOR ALL
                            INFORMATION ON THIS PAGE




COLUMN 1                      COLUMN 2         COLUMN 3         COLUMN 4                  COLUMN 5
--------                      --------         --------         --------                  --------
                               TITLE OF                          VALUE        SHRS OR          SH/       PUT/
NAME OF ISSUER                  CLASS            CUSIP          (x$1000)      PRN AMT          PRN       CALL
--------------                  -----            -----          --------      -------          ---       ----


COLUMN 1                       COLUMN 6              COLUMN 7                   COLUMN 8
--------                       --------              --------                   --------
                              INVESTMENT              OTHER                VOTING AUTHORITY
NAME OF ISSUER                DISCRETION             MANAGERS          SOLE      SHARED      NONE
--------------                ----------             --------          ----      ------     -----



           THIS INFORMATION HAS BEEN OMITTED AND FILED SEPARATELY WITH
                     THE SECURITIES AND EXCHANGE COMMISSION

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